Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued professional services	$ 4,208	$ 4,897	$ 1,596
Accrued royalties	1,250	1,361	1,689
Accrued tax liabilities	1,082	1,018	822
Other accrued expenses	6,774	1,575	1,948
Total accrued expenses and other current liabilities	$ 13,314	$ 8,851	$ 6,055